Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Measuring inventories [Abstract]
Summary of Breakdown of Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

(€ thousands)	At June 30, 2023	At December 31, 2022
Raw materials, ancillary materials and consumables	77,141	61,822
Work-in-progress and semi-finished products	76,348	63,019
Finished goods	391,687	286,010
Total inventories	545,176	410,851